Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Water Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (the "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Instead, the Fund generally invests in all of the securities comprising its underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

•  On page 33, the second sentence of the second paragraph in the section titled "PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

•  On page 35, under the section titled "PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 35, under the section titled "PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio—Summary Information—Principal Risks of the Fund," the third sentence of the subsection titled "Non-Correlation Risk" is deleted.

Please Retain This Supplement For Future Reference.